BACKLOG ASSET / DEFERRED CHARTER REVENUE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Backlog Asset and Deferred Charter Revenue [Line Items]
Backlog Asset, Beginning Balance	$ 2,746	$ 54,657	$ 5,528
Backlog Asset, Business combination (Note 5)			9,833
Backlog Asset, Additions			53,186
Amortization of Backlog Asset	(1,603)	(8,697)	(13,890)
Backlog Asset, Impairment loss	(1,143)	(43,214)
Backlog Asset, Ending Balance	0	2,746	54,657
Backlog Asset, Current	0	2,404
Backlog Asset, Non-current	0	342
Deferred Charter Revenue, Beginning Balance	0	567	0
Deferred Charter Revenue, Business combination (Note 5)			3,051
Deferred Charter Revenue, Additions			710
Deferred Charter Revenue, Amortization	0	(568)	(3,194)
Deferred Charter Revenue, Impairment Loss	0	0
Deferred Charter Revenue, Ending Balance	0	0	567
Deferred Charter Revenue, Current		0
Deferred Charter Revenue, Non-current		$ 0